OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Receivables
OTHER RECEIVABLES

5.	OTHER RECEIVABLES

Other receivables mainly comprise short-term loan to a third party, Dongguan Anxiang Technology Co., Ltd., and rental and utilities deposits paid for the Guangzhou and Liaoning office, which are fully refundable. Short term loan amounting to RMB1.3 million is unsecured, has tenure from December 16, 2020 to December 16, 2021 and bears interest at 0.7% per month.

5.	OTHER RECEIVABLES

Other receivables mainly comprise short-term loan to a third party, Dongguan Anxiang Technology Co., Ltd. and rental and utilities deposits paid for the Guangzhou and Liaoning office which are fully refundable. Short term loan amounting to RMB1.3 million is unsecured, has tenure from December 16, 2020 to December 16, 2021 and bears interest at 0.7% per month.

5. OTHER RECEIVABLES Other receivables mainly represent rental and utilities deposit paid for the Guangzhou office. The amount is fully refundable.